ProShares Smart Materials ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ProShares Smart Materials ETF | None
Prospectus [Line Items]
Annual Return [Percent]	(13.19%)	20.05%	(29.97%)